Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 205,966	£ 202,929
Coverage ratio	0.30%	0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ (730)	£ (785)
Financial assets	813	870
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,002	167,228
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	155	150
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	134	136
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 2
Disclosure of credit risk exposure [line items]
Coverage ratio	1.60%	1.70%
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 302	£ 359
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,943	£ 16,890